CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IPO [Member]
Issuance expenses			$ 2,381		$ 615
Value or warrants			49,229
Private Placement [Member]
Issuance expenses
Value or warrants			$ 58,298	$ 125
Warrant [Member]
Issuance expenses	$ 378	$ 399
Pre-funded warrants to purchase ordinary shares			450,909		209,524
Pre-funded warrants to purchase price			$ 5.49		$ 22.20